Taxes on income - Schedule of Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before income taxes expense, as reported in the consolidated statements of operations	$ (75,563)	$ 120,760	$ 82,305
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	23.00%	23.00%	23.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (17,379)	$ 27,775	$ 18,930
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	565	104	167
Effective Income Tax Rate Reconciliation, Preferred Tax Rate, Amount	9,713	(12,121)	(7,598)
Effective Income Tax Rate Reconciliation, Gain (Loss) On Revaluation Of Liability Instruments, Amount	14,322	(14,024)	(8,145)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	823	400	1,363
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	(1,193)	103	(125)
Effective Income Tax Rate Reconciliation, Tax Rate Differential For Dividend Distributed From Approved Enterprise Status	0	(2,369)	7,068
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	(2,087)	0	0
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	773	87	(751)
Income Tax Expense (Benefit), Total	$ 5,537	$ (45)	$ 10,909